Summary of Significant Accounting Policies - Schedule of Categories Majority of Our Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Categories of the Majority of Our Revenue [Member]
Total	€ 4,484	€ 1,193	€ 311
Digital asset treasury [Member]
Schedule of Categories of the Majority of Our Revenue [Member]
Total	1,535
Legacy Sport Portfolio [Member]
Schedule of Categories of the Majority of Our Revenue [Member]
Total	€ 2,949	€ 1,193	€ 311